Note 13 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 15,060	$ 22,448	$ 23,975
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		15,200	15,200
Total expenses, by nature		$ 14,400	$ 17,600